Condensed Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Net of amortization (in Dollars)	$ 297,520	$ 297,520
Net of deferred debt discounts (in Dollars)	$ 0	$ 214,265	$ 913,505
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares issued	15,561,499	12,370,002	10,243,442
Common stock, shares outstanding	15,561,499	12,370,002	10,243,442
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding